Condensed Consolidated Statements of Equity (Unaudited) - USD ($)	Common Stock	Additional Paid in Capital	Offering Costs	Accumulated Deficit	Total Shareholders' Equity	Noncontrolling Interests Hampton Inn Property	Noncontrolling Interests Hanover Square Property	Noncontrolling Interest Operating Partnership	Hampton Inn Property	Hanover Square Property	Total
Balance at Dec. 31, 2016		$ 250	$ (107,755)	$ (188,083)	$ (295,588)						$ (295,588)
Balance (shares) at Dec. 31, 2016	2
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issuances	$ 11,480	11,086,647			11,098,127						11,098,127
Common stock issuances (shares)	1,148,000
Offering costs			(804,305)		(804,305)						(804,305)
Net loss				(847,919)	(847,919)			$ (70,534)	$ (50,095)		(968,548)
Dividends and distributions				(362,220)	(362,220)			(21,875)	(38,591)		(422,686)
Non-controlling interests								1,175,000	2,300,031		3,475,031
Balance at Dec. 31, 2017	$ 11,480	11,086,897	(912,060)	(1,398,222)	8,788,095	$ 2,211,345		1,082,591	2,211,345		12,082,031
Balance (shares) at Dec. 31, 2017	1,148,002
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issuances	$ 8,476	7,969,960			7,978,436						7,978,436
Common stock issuances (shares)	847,580
Offering costs			(528,068)		(528,068)						(528,068)
Net loss				(1,324,474)	(1,324,474)	(83,180)	$ (9,399)	(41,939)			(1,458,992)
Dividends and distributions				(697,039)	(697,039)	(36,000)		(43,750)			(776,789)
Non-controlling interests							648,120				648,120
Balance at Sep. 30, 2018	$ 19,956	19,056,857	(1,440,128)	(3,419,735)	14,216,950	2,092,165	638,721	996,902			17,944,738
Balance (shares) at Sep. 30, 2018	1,995,582
Balance at Dec. 31, 2017	$ 11,480	11,086,897	(912,060)	(1,398,222)	8,788,095	2,211,345		1,082,591	2,211,345		12,082,031
Balance (shares) at Dec. 31, 2017	1,148,002
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issuances	$ 10,876	10,151,560			10,162,436						10,162,436
Common stock issuances (shares)	1,087,580
Share based compensation	$ 860	789,480			790,340						790,340
Share based compensation (shares)	86,000
Offering costs			(873,341)		(873,341)						(873,341)
Warrants issued		49,890	(49,890)								49,890
Net loss				(2,743,323)	(2,743,323)			(66,339)	(166,314)	$ (15,177)	(2,991,153)
Dividends and distributions				(1,088,215)	(1,088,215)			(65,625)	(36,000)	(24,000)	(1,213,840)
Non-controlling interests										648,120	648,120
Balance at Dec. 31, 2018	$ 23,216	22,077,827	(1,835,291)	(5,229,760)	15,035,992	2,009,031	608,943	950,627	2,009,031	608,943	18,604,593
Balance (shares) at Dec. 31, 2018	2,321,582
Balance at Jun. 30, 2018	$ 19,956	19,056,857	(1,285,143)	(2,696,968)	15,094,702	2,175,768	643,730	1,030,943			18,945,143
Balance (shares) at Jun. 30, 2018	1,995,582
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Offering costs			(154,985)		(154,985)						(154,985)
Net loss				(373,512)	(373,512)	(47,603)	(5,009)	(12,166)			(438,290)
Dividends and distributions				(349,255)	(349,255)	(36,000)		(21,875)			(407,130)
Balance at Sep. 30, 2018	$ 19,956	19,056,857	(1,440,128)	(3,419,735)	14,216,950	2,092,165	638,721	996,902			17,944,738
Balance (shares) at Sep. 30, 2018	1,995,582
Balance at Dec. 31, 2018	$ 23,216	22,077,827	(1,835,291)	(5,229,760)	15,035,992	2,009,031	608,943	950,627	$ 2,009,031	$ 608,943	18,604,593
Balance (shares) at Dec. 31, 2018	2,321,582
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issuances	$ 21,645	9,563,060			9,584,705						9,584,705
Common stock issuances (shares)	2,164,562
Share based compensation	$ 140	61,460			61,600						61,600
Share based compensation (shares)	14,000
Offering costs			(1,073,864)		(1,073,864)						(1,073,864)
Net loss				(2,351,840)	(2,351,840)	(663,369)	(8,505)	(45,860)			(3,069,574)
Dividends and distributions				(1,522,810)	(1,522,810)		(40,000)	(43,750)			(1,606,560)
Balance at Sep. 30, 2019	$ 45,001	31,702,347	(2,909,155)	(9,104,410)	19,733,783	1,345,662	560,438	861,017			22,500,900
Balance (shares) at Sep. 30, 2019	4,500,144
Balance at Jun. 30, 2019	$ 44,861	31,640,887	(2,792,523)	(7,713,101)	21,180,124	1,438,353	574,098	888,810			24,081,385
Balance (shares) at Jun. 30, 2019	4,486,144
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share based compensation	$ 140	61,460			61,600						61,600
Share based compensation (shares)	14,000
Offering costs			(116,632)		(116,632)						(116,632)
Net loss				(606,206)	(606,206)	(92,691)	(1,660)	(5,918)			(706,475)
Dividends and distributions				(785,103)	(785,103)		(12,000)	(21,875)			(818,978)
Balance at Sep. 30, 2019	$ 45,001	$ 31,702,347	$ (2,909,155)	$ (9,104,410)	$ 19,733,783	$ 1,345,662	$ 560,438	$ 861,017			$ 22,500,900
Balance (shares) at Sep. 30, 2019	4,500,144